Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for Dr. Armen, our principal executive officer (“PEO”), and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

As noted in the CD&A, the principal incentive elements in the Company’s executive compensation program for 2024 were delivered in the form of equity awards in the form of time-based options. As is the case with many companies in the biotechnology industry, our incentive objectives are generally tied to the Company’s strategic and operational goals, and we did not use financial measures to link executive compensation to our financial performance in 2024. Accordingly, we have not included any “Company Selected Measure,” as contemplated under the SEC Pay Versus Performance disclosure rules, or provided a tabular list of financial performance measures.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Loss ($)(7)	Company Selected Measure
2024	3,717,621	2,445,986	725,984	828,798	3.37	113.84	(232,271,210)	N/A
2023	5,856,319	(1,544,888)	1,074,363	755,281	20.39	115.42	(257,437,042)	N/A
2022	5,626,310	(1,668,911)	969,686	1,003,816	58.97	111.27	(230,655,670)	N/A
2021	9,757,448	8,648,207	2,809,564	1,904,341	79.12	124.89	(28,723,733)	N/A
2020	5,637,244	(1,572,801)	1,178,911	755,519	78.13	125.69	(182,891,108)	N/A

(1) Represents the total from the Summary Compensation Table in each applicable year for Dr. Armen, who was the PEO for all five years reported in the table (2020-2024).

(2) Represents the amount of compensation actually paid to Dr. Armen, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the PEO’s total compensation for each year to determine the compensation actually paid for the relevant year. The amounts reported for 2021, 2022 and 2023 have been revised from the amounts previously reported in prior years’ proxy statements to deduct the amount reported in the Stock Awards column of the Summary Compensation Table for the applicable year, which deduction was inadvertently excluded in prior years’ calculations.

(3) Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of: for 2024, 2023 and 2022, Dr. O’Day and Ms. Klaskin; for 2021, Drs. Buell and O’Day, Ms. Klaskin, and Adam Krauss, and for 2020, Dr. Buell, Evan D. Kearns, Ms. Klaskin, and Mr. Krauss.

(4) Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the adjustments made to the average total compensation for each year to determine the average compensation actually paid for the relevant year. The amounts reported for 2021, 2022 and 2023 have been revised from the amounts previously reported in prior years’ proxy statements to deduct the average of amounts reported in the Stock Awards column of the Summary Compensation Table for the applicable year, which deduction was inadvertently excluded in prior years’ calculations.

(5) Represents the cumulative total shareholder return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2019 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total shareholder return is reported. Total shareholder return is measured by dividing share price change plus dividends, if any, for the measurement period by the share price at the beginning of the measurement period and assumes reinvestment of dividends. The Company did not pay dividends for any of 2024, 2022, 2021, or 2020. In 2023, the Company distributed 0.0146 shares of MiNK common stock to each holder of a share of Agenus common stock or cash equal to $2.21 per share in lieu of fractional shares to be distributed.

(6) Represents the weighted cumulative total shareholder return on $100 invested in our peer group as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total shareholder return is reported. The peer group used for this purpose is the Nasdaq Biotechnology Index for all five years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.

(7) Represents net income (loss) disclosed in our Annual Report on Form 10-K for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, as applicable.

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2024	3,717,621	(2,945,984)	291,102	(28)	864,624	518,651	—	2,445,986
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
2022	5,626,310	(4,312,300)	2,887,244	(1,600,793)	937,498	(2,359,064)	(2,847,806)	(1,668,911)
2021	9,757,448	(8,473,366)	3,981,765	(168,188)	589,498	2,961,050	—	8,648,207
2020	5,637,244	(4,563,132)	3,634,486	(3,083,658)	—	(10,353)	(3,187,388)	(1,572,801)
Non-PEO NEOs (Average)
2024	725,984	(271,088)	14,556	(35)	318,239	41,142	—	828,798
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281
2022	969,686	(346,208)	189,950	(27,408)	254,873	(14,653)	(22,424)	1,003,816
2021	2,809,564	(2,067,449)	734,629	(12,412)	130,087	309,922	—	1,904,341
2020	1,178,911	(759,380)	624,484	(222,779)	—	(18,190)	(47,527)	755,519

For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718 and, in the case of performance-based stock options and performance shares, are based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by our Compensation Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Peer Group Issuers, Footnote

(6) Represents the weighted cumulative total shareholder return on $100 invested in our peer group as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total shareholder return is reported. The peer group used for this purpose is the Nasdaq Biotechnology Index for all five years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.

PEO Total Compensation Amount	$ 3,717,621	$ 5,856,319	$ 5,626,310	$ 9,757,448	$ 5,637,244
PEO Actually Paid Compensation Amount	$ 2,445,986	(1,544,888)	(1,668,911)	8,648,207	(1,572,801)
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2024	3,717,621	(2,945,984)	291,102	(28)	864,624	518,651	—	2,445,986
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
2022	5,626,310	(4,312,300)	2,887,244	(1,600,793)	937,498	(2,359,064)	(2,847,806)	(1,668,911)
2021	9,757,448	(8,473,366)	3,981,765	(168,188)	589,498	2,961,050	—	8,648,207
2020	5,637,244	(4,563,132)	3,634,486	(3,083,658)	—	(10,353)	(3,187,388)	(1,572,801)
Non-PEO NEOs (Average)
2024	725,984	(271,088)	14,556	(35)	318,239	41,142	—	828,798
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281
2022	969,686	(346,208)	189,950	(27,408)	254,873	(14,653)	(22,424)	1,003,816
2021	2,809,564	(2,067,449)	734,629	(12,412)	130,087	309,922	—	1,904,341
2020	1,178,911	(759,380)	624,484	(222,779)	—	(18,190)	(47,527)	755,519

Non-PEO NEO Average Total Compensation Amount	$ 725,984	1,074,363	969,686	2,809,564	1,178,911
Non-PEO NEO Average Compensation Actually Paid Amount	$ 828,798	755,281	1,003,816	1,904,341	755,519
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)	(Minus) Option Awards and Stock Awards Columns from the Summary Compensation Table ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)	Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)	Fair Value as of the Vesting Date of Awards Granted and that Vested in the Same Year ($)

Plus (Minus) Change in Fair Value from Prior Fiscal Year-End to Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($)

							(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)	Compensation Actually Paid ($)
PEO
2024	3,717,621	(2,945,984)	291,102	(28)	864,624	518,651	—	2,445,986
2023	5,856,319	(4,520,820)	—	(1,890,743)	937,500	(1,927,144)	—	(1,544,888)
2022	5,626,310	(4,312,300)	2,887,244	(1,600,793)	937,498	(2,359,064)	(2,847,806)	(1,668,911)
2021	9,757,448	(8,473,366)	3,981,765	(168,188)	589,498	2,961,050	—	8,648,207
2020	5,637,244	(4,563,132)	3,634,486	(3,083,658)	—	(10,353)	(3,187,388)	(1,572,801)
Non-PEO NEOs (Average)
2024	725,984	(271,088)	14,556	(35)	318,239	41,142	—	828,798
2023	1,074,363	(385,154)	—	(148,336)	279,019	(64,611)	—	755,281
2022	969,686	(346,208)	189,950	(27,408)	254,873	(14,653)	(22,424)	1,003,816
2021	2,809,564	(2,067,449)	734,629	(12,412)	130,087	309,922	—	1,904,341
2020	1,178,911	(759,380)	624,484	(222,779)	—	(18,190)	(47,527)	755,519

Equity Valuation Assumption Difference, Footnote	For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718 and, in the case of performance-based stock options and performance shares, are based on the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by our Compensation Committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between compensation actually paid to our PEO and, the average compensation actually paid to our Non-PEO NEOs, each as set forth in the table above, and our total shareholder return ("TSR") over the five-year period from 2020 through 2024.

Total Shareholder Return Vs Peer Group	The following chart compares our TSR over the five-year period from December 31, 2019 through 2024 to that of the Nasdaq Biotechnology Index over the same time period.
Total Shareholder Return Amount	$ 3.37	20.39	58.97	79.12	78.13
Peer Group Total Shareholder Return Amount	113.84	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (232,271,210)	$ (257,437,042)	$ (230,655,670)	$ (28,723,733)	$ (182,891,108)
PEO Name	Dr. Armen	Dr. Armen	Dr. Armen	Dr. Armen	Dr. Armen
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for Dr. Armen, our principal executive officer (“PEO”), and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,945,984)	$ (4,520,820)	$ (4,312,300)	$ (8,473,366)	$ (4,563,132)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	291,102	0	2,887,244	3,981,765	3,634,486
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28)	(1,890,743)	(1,600,793)	(168,188)	(3,083,658)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,624	937,500	937,498	589,498	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,651	(1,927,144)	(2,359,064)	2,961,050	(10,353)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,847,806)	0	(3,187,388)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,088)	(385,154)	(346,208)	(2,067,449)	(759,380)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,556	0	189,950	734,629	624,484
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35)	(148,336)	(27,408)	(12,412)	(222,779)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,239	279,019	254,873	130,087	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,142	(64,611)	(14,653)	309,922	(18,190)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (22,424)	$ 0	$ (47,527)